General Information	12 Months Ended
Mar. 31, 2022
Statement [Line Items]
General Information

1.	GENERAL INFORMATION
Algoma Steel Group Inc., formerly known as 1295908 B.C. Ltd. (the “Company”), was incorporated on March 23, 2021 under the Business Corporations Act of British Columbia solely for the purpose of purchasing Algoma Steel Holdings Inc. under section 85(1) of the Income Tax Act (Canada) effecting the purchase on an income tax-deferred
basis. Algoma Steel Group Inc. is the ultimate parent holding company of Algoma Steel Inc. and does not conduct any business operations.
Algoma Steel Inc. (“ASI”), the operating company and a wholly-owned subsidiary of Algoma Steel Holdings Inc. was incorporated on May 19, 2016 under the Business Corporations Act of British Columbia. ASI was incorporated solely for the purpose of purchasing substantially all of the operating assets and liabilities in of Essar Steel Algoma Inc. (“Old Steelco Inc.”). The purchase transaction was completed November 30, 2018. Prior to November 30, 2018, ASI had no operations, and was capitalized with 1 common share with a nominal value. ASI is an integrated steel producer with its active operations located entirely in Sault Ste. Marie, Ontario and Canada. ASI produces sheet and plate products that are sold primarily in Canada and the United States.
The registered address of the Company is 1055 West Hastings Street, Vancouver, British Columbia, Canada. The head office of the Company is located at 105 West Street, Sault Ste. Marie, Ontario, Canada.
On May 24, 2021, the Company entered into a Merger Agreement, by and among the Company, a wholly-owned subsidiary of the Company (“Merger Sub”) and Legato Merger Corp. (“Legato”). On October 19, 2021 (the “Closing”), Algoma Steel Group Inc. completed its merger with Legato, listing its common shares and warrants under the symbol ‘ASTL’ and ASTLW’, respectively, on the Toronto Stock Exchange (TSX) and the Nasdaq Stock Market (Nasdaq). Refer to Note 4.
The consolidated financial statements of the Company for the years ended March 31, 2022, March 31, 2021 and March 31, 2020 are comprised of the Company and its wholly-owned subsidiaries as follows:

•	Algoma Steel Holdings Inc.

•	Algoma Steel Intermediate Holdings Inc.

•	Algoma Steel Inc.

•	Algoma Steel Inc. USA

•	Algoma Docks GP Inc.

•	Algoma Docks Limited Partnership
Algoma Steel Holdings Inc., Algoma Steel Intermediate Holdings Inc. and Algoma Docks GP Inc. are holding companies and do not conduct any business operation
s.

Parent [member]
Statement [Line Items]
General Information
1.	GENERAL INFORMATION
Algoma Steel Group Inc. (the “Parent Company”) is a holding company that conducts all of its business operations through its subsidiaries. The Parent Company holds a direct 100
% ownership interest in Algoma Steel Holdings Inc., which holds the Parent Company’s interest in its operating subsidiaries, Algoma Steel Intermediate Holdings Inc., Algoma Steel Inc. USA and Algoma Steel Inc.
The Parent company was incorporated on March 23
, 2021
under the Business Corporations Act of British Columbia solely for the purpose of purchasing Algoma Steel Holdings Inc. under section 85
(1)
of the Income Tax Act (Canada) effecting the purchase on an income tax-deferred
basis.
The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated condensed financial statements.
The comparatives reflect the financial information of Algoma Steel Holdings Inc., the predecessor of our Parent Company, for financial reporting purposes for the years ended March 31
, 2021
and 2020
.
No
dividends have been received from any of our subsidiaries in the past three years.